Segmental information - Summary of Information by Reportable Segment - Other Segmental Information (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 103	$ 96	$ 96
Administrative expenses [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	53	54	50
Cost of sales [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 50	$ 42	$ 46